Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
	3 Months Ended				9 Months Ended
	Dec. 31, 2021 JPY (¥) Property		Dec. 31, 2020 JPY (¥) Property		Dec. 31, 2021 JPY (¥) Property		Dec. 31, 2020 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount | ¥	¥ 12,647		¥ 0		¥ 12,648		¥ 0
Write-downs of the assets held for sale, number of properties | Property	0		0		0		0
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 2,333		¥ 8		¥ 2,420		¥ 591
Write-downs due to decline estimated future cash flows, number of properties | Property	0		0		0		0
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount | ¥	¥ 757		¥ 0		¥ 757		¥ 0
Write-downs of the assets held for sale, number of properties | Property	2		0		2		0
Write-downs due to decline estimated future cash flows, amount | ¥					¥ 11		¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property					1		0
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount | ¥	¥ 12		¥ 0		¥ 13		¥ 0
Write-downs of the assets held for sale, number of properties | Property	1		0		2		0
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 2		¥ 0		¥ 3		¥ 64
Write-downs due to decline estimated future cash flows, number of properties | Property	3		0		4		2
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount | ¥					¥ 0		¥ 17
Write-downs due to decline estimated future cash flows, number of properties | Property					0		1
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount | ¥	¥ 11,878	[1]	¥ 0	[1]	¥ 11,878	[2]	¥ 0	[2]
Write-downs of the assets held for sale, number of properties | Property	0	[1]	0	[1]	0	[2]	0	[2]
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 2,331	[1]	¥ 8	[1]	¥ 2,406	[2]	¥ 510	[2]
Write-downs due to decline estimated future cash flows, number of properties | Property	0	[1]	0	[1]	0	[2]	0	[2]

[1]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2020 include a write-down of ¥433 million of two hotels, and write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.